Equity (Tables)	12 Months Ended
Oct. 31, 2023
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2023			2022
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 27	20,000,000	500	0.96	20,000,000	500	0.96
Class B – Series 29	16,000,000	400	0.91	16,000,000	400	0.91
Class B – Series 31	12,000,000	300	0.96	12,000,000	300	0.96
Class B – Series 33	8,000,000	200	0.76	8,000,000	200	0.76
Class B – Series 44	16,000,000	400	1.21	16,000,000	400	1.21
Class B – Series 46	14,000,000	350	1.28	14,000,000	350	1.28
Class B – Series 50 (1)	500,000	500	73.73	500,000	500	24.64
Class B – Series 52 (2)	650,000	650	57.52	–	–	–
Preferred Shares – Classified as Equity		3,300			2,650
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		658			658
4.300% Series 1 LRCNs		1,250			1,250
5.625% Series 2 LRCNs		750			750
7.325% Series 3 LRCNs		1,000			1,000
Preferred Shares and Other Equity Instruments		6,958			6,308
Common Shares
Balance at beginning of year	677,106,878	17,744		648,136,472	13,599
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	13,482,314	1,609		7,531,233	999
Issued under the Stock Option Plan and other stock-based compensation plans (Note 20)	724,853	61		733,591	57
Treasury shares sold/(purchased)	101,178	14		(138,168)	(17)
Issued to align capital position with increased regulatory requirements as announced by OSFI	28,331,227	3,360		–	–
Issued for acquisitions (Note 10)	1,162,711	153		20,843,750	3,106
Balance at End of Year (3)	720,909,161	22,941	5.80	677,106,878	17,744	5.44

(1)	On July 27, 2022, we issued Class B Series 50 Preferred Shares for $500 million.
(2)	On January 31, 2023, we issued Class B Series 52 Preferred Shares for $650 million.
(3)	Common shares are net of 73,511 treasury shares as at October 31, 2023 (174,689 treasury shares as at October 31, 2022).

Summary of Preferred Share Rights and Privileges
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Non-cumulative dividend	(1)	Reset premium	Date redeemable / convertible		Convertible to

Class B – Series 27	25.00	$0.240750	(2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(5)(6)
Class B – Series 29	25.00	$0.226500	(2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(5)(6)
Class B – Series 31	25.00	$0.240688	(2)	2.22%	November 25, 2024	(3)(4)	Class B – Series 32	(5)(6)
Class B – Series 33	25.00	$0.190875	(2)	2.71%	August 25, 2025	(3)(4)	Class B – Series 34	(5)(6)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(5)(6)
Class B – Series 46	25.00	$0.318750	(2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(5)(6)
Class B – Series 50	1,000.00	$36.865000	(2)	4.25%	November 26, 2027	(3)	Not convertible	(6)
Class B – Series 52	1,000.00	$35.285000	(2)	4.25%	May 26, 2028	(3)	Not convertible	(6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred shares, which are payable semi-annually.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a NVCC provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.

Additional Tier 1 Capital Notes (NVCC) [member]
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
The LRCNs and AT1 Notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instruments and, as a result, the full amount of proceeds have been classified as equity. Semi-annual distributions on the LRCNs and AT1 Notes will be recorded when payable. The LRCNs and AT1 Notes are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCNs as at October 31, 2023 and 2022.

(Canadian $ in millions, except as noted)					2023	2022
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.800% AT1 Notes	US$ 500	4.800 (1)	August 2024 (2)	Variable number of common shares (3)	658	658
4.300% Series 1 LRCNs	$1,250	4.300 (4)	November 2025 (2)	Variable number of common shares (3)(4)	1,250	1,250
5.625% Series 2 LRCNs	$ 750	5.625 (4)	May 2027 (2)	Variable number of common shares (3)(4)	750	750
7.325% Series 3 LRCNs	$1,000	7.325 (4)	November 2027 (2)	Variable number of common shares (3)(4)	1,000	1,000
Total					3,658	3,658

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)	The notes issued include a NVCC provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.
(4)
Non-deferrable
interest is payable semi-annually on these notes, at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48 for Series 1 LRCNs, Preferred Shares Series 49 for Series 2 LRCNs and Preferred Shares Series 51 for Series 3 LRCNs. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, would be converted into common shares of the bank (described below), the LRCNs would be redeemed, with the noteholders’ sole remedy being their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.